Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of depreciation of property, plant and equipment	Depreciation is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and rates:

Assets	Basis	Rate
Heavy equipment	Units of production	3,000 - 120,000 hours
Major component parts in use	Units of production	2,500 - 70,000 hours
Other equipment	Straight-line	5 - 10 years
Licensed motor vehicles	Straight-line	5 - 10 years
Office and computer equipment	Straight-line	4 - 10 years
Furnishings, fixtures and facilities	Straight-line	10 - 30 years
Buildings	Straight-line	10 - 50 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term
Land	No depreciation	No depreciation

December 31, 2021	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$353,037	$105,686	$247,351
Major component parts in use	343,048	131,157	211,891
Other equipment	45,096	30,633	14,463
Licensed motor vehicles	15,113	10,838	4,275
Office and computer equipment	7,002	4,891	2,111
Buildings	29,406	3,748	25,658
Capital inventory	24,605	—	24,605
Land	10,472	—	10,472
	827,779	286,953	540,826

Assets under finance lease
Heavy equipment	92,690	28,504	64,186
Major component parts in use	52,679	21,996	30,683
Other equipment	4,633	1,281	3,352
Licensed motor vehicles	2,674	771	1,903
	152,676	52,552	100,124

Total property, plant and equipment	$980,455	$339,505	$640,950

December 31, 2020	Cost	Accumulated Depreciation	Net Book Value
Note 22
Owned assets
Heavy equipment	$351,842	$102,469	$249,373
Major component parts in use	304,205	111,583	192,622
Other equipment	41,784	26,918	14,866
Licensed motor vehicles	15,747	10,370	5,377
Office and computer equipment	6,337	4,137	2,200
Buildings	22,582	3,040	19,542
Capital inventory	21,817	—	21,817
Land	10,472	—	10,472
	774,786	258,517	516,269

Assets under finance lease
Heavy equipment	97,871	25,454	72,417
Major component parts in use	52,798	16,264	36,534
Other equipment	5,287	966	4,321
Licensed motor vehicles	3,629	960	2,669
	159,585	43,644	115,941

Total property, plant and equipment	$934,371	$302,161	$632,210

Schedule of useful lives of definite lived intangible assets	Estimated useful lives of definite lived intangible assets and corresponding amortization method are:

Assets	Basis	Rate
Internal-use software	Straight-line	4 years
Customer relationship	Straight-line	4 years